Cover	Feb. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8911 NE Marx Dr
Entity Address, Address Line Two	Suite A2
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97220
City Area Code	(971)
Local Phone Number	888-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EAST
Security Exchange Name	NASDAQ
Title of 12(g) Security	Common Stock, $0.0001 par value
Entity Emerging Growth Company	false